--------------------------------------------------------------------------------
 MONARCH FUNDS

Treasury Cash Fund
Government Cash Fund
Cash Fund
                                    --------------------------------------------
                                     ANNUAL REPORT
                                     August 31, 2001

Dear Shareholders:

As we begin our tenth year, we want to take the time to thank all of our investors and the financial intermediaries we service for their support. We are pleased to report that Monarch's Government Cash Fund, our oldest fund and performance leader, continued to exhibit strong performance for the fiscal year ended August 31, 2001. For the one-, three-, and five-year periods ended as of that date, the Fund's Universal Shares produced average annual total returns of 5.34%, 5.42%, and 5.48% compared to averages of 5.04%, 5.10% and 5.13% for the
Government and Agencies, Institutional category as tracked by iMoneyNet, Inc.'s, MONEY FUND REPORT AVERAGES(TM) for the one-, three-, and five- year periods (Universal Shares' seven-day yield as of August 31, 2001 was 3.60%). As always, past performance is no guarantee of future results and investment return will fluctuate.*

Service Shares of all three Funds, a new share class launched in 2000, continues to attract new investors. Similar to Investor Shares, this share class offers an even lower investment minimum together with check writing privileges, features designed to appeal to a broader range of investors. Universal and Institutional Shares are also available, and are designed and customized in an effort to meet the needs of the business community.

Since late 2000, our portfolio management team has maintained longer average maturities for the Government Cash Fund and Cash Fund portfolios. This strategy put the Funds in an excellent position to benefit from the series of Federal Reserve Bank rate cuts. The Federal Funds rate has decreased this year from 6.5% in January to 3.5% in August. Along with 2001's economic slowdown, the commercial paper market has shrunk and we have seen several corporate credit downgrades. These events have created a somewhat more challenging environment for Cash Fund to operate in, given its broader range of investments compared to Government Cash Fund and Treasury Cash Fund. We believe that the economy will stay on the weak side for the remainder of the year. Our portfolio management team will, of course, continue to monitor this closely as well as any additional Federal Reserve Bank actions.

We thank you again for your continued confidence and support. As you know, our primary goal is maintenance of your $1.00 per share price through skilled portfolio management. Please feel free to call us with your questions or comments at (800) 754-8757.

                                         Sincerely,

                                         /s/ John Y. Keffer
                                         John Y. Keffer
                                         Chairman

* All yield quotations more closely reflect current earnings of the Fund than the total return quotation. Government Cash Fund Universal Shares' average annual total returns for the one-year, five-year and since inception (10/29/92) periods ended September 30, 2001 were 5.07%, 5.44% and 5.09%. The seven-day yield as of September 28, 2001 was 3.39%. Returns and yields for other share classes will vary.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
Independent Auditors' Report..................   2
Statements of Assets and Liabilities..........   3
Statements of Operations......................   4
Statements of Changes in Net Assets...........   5
Financial Highlights..........................   6
Notes to Financial Statements.................   8
FINANCIAL STATEMENTS OF CORE TRUST
  (DELAWARE)..................................  11

--------------------------------------------------------------------------------

ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS. FORUM FUND SERVICES, LLC., DISTRIBUTOR. (10/01)

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
Monarch Funds

We have audited the accompanying statements of assets and liabilities of Treasury Cash Fund, Government Cash Fund, and Cash Fund, each a series of Monarch Funds (the Funds), as of August 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Fund, Government Cash Fund, and Cash Fund as of August 31, 2001, the results of their operations, changes in their net assets, and financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                              /s/ KPMG LLP

Boston, Massachusetts
October 5, 2001

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
 August 31, 2001

                                                              TREASURY      GOVERNMENT
                                                                CASH           CASH            CASH
                                                                FUND           FUND            FUND
                                                            ------------   ------------   --------------
Assets
  Total investment, at value (Notes 1 and 2)..............  $293,235,796   $431,121,703   $1,586,777,164
  Prepaid expenses........................................         2,977         9,030            18,570
                                                            ------------   ------------   --------------
Total Assets..............................................   293,238,773   431,130,733     1,586,795,734
                                                            ------------   ------------   --------------
Liabilities
  Dividends payable.......................................       121,068       525,959           599,367
  Payable to Administrator (Note 3).......................        12,818        36,638            67,460
  Accrued expenses and other liabilities..................       162,785       286,524           734,581
                                                            ------------   ------------   --------------
Total Liabilities.........................................       296,671       849,121         1,401,408
                                                            ------------   ------------   --------------
Net Assets................................................  $292,942,102   $430,281,612   $1,585,394,326
                                                            ============   ============   ==============
Components of Net Assets
  Paid in capital.........................................  $292,984,023   $430,439,412   $1,585,810,775
  Distributions in excess of net investment income........       (54,017)     (156,685)         (400,286)
  Accumulated net realized gain (loss)....................        12,096        (1,115)          (16,163)
                                                            ------------   ------------   --------------
Net Assets................................................  $292,942,102   $430,281,612   $1,585,394,326
                                                            ============   ============   ==============
Net Assets by Class of Shares
  Preferred Shares........................................  $         --   $     7,515    $        7,514
  Universal Shares........................................       102,446   164,499,726        37,235,647
  Institutional Shares....................................    50,554,405   198,324,357       736,555,342
  Investor Shares.........................................   233,138,489    61,545,810       791,134,950
  Service Shares..........................................     9,146,762     5,904,204        20,460,873
                                                            ------------   ------------   --------------
Net Assets................................................  $292,942,102   $430,281,612   $1,585,394,326
                                                            ============   ============   ==============
Shares of Beneficial Interest
  Preferred Shares........................................            --         7,516             7,517
  Universal Shares........................................       102,467   164,590,382        37,246,692
  Institutional Shares....................................    50,558,329   198,380,420       736,761,280
  Investor Shares.........................................   233,175,415    61,556,130       791,330,792
  Service Shares..........................................     9,147,813     5,904,964        20,464,491
Net Asset Value Per Share (Offering and Redemption Price
  per Share) for all Shares...............................  $       1.00   $      1.00    $         1.00


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 For the Year Ended August 31, 2001

                                                               TREASURY     GOVERNMENT
                                                                 CASH          CASH          CASH
                                                                 FUND          FUND          FUND
                                                              -----------   -----------   -----------
Net Investment Income Allocated from Portfolios
  Interest income...........................................  $15,596,804   $42,580,212   $98,005,121
  Net expenses..............................................     (368,840)    (895,435)    (1,934,193)
                                                              -----------   -----------   -----------
Net Investment Income Allocated from Portfolios (Note 2)....   15,227,964   41,684,777     96,070,928
                                                              -----------   -----------   -----------
Expenses
  Administration (Note 3)
     Preferred Shares.......................................           --           --             --
     Universal Shares.......................................          678       93,915         26,922
     Institutional Shares...................................       22,344      265,605        372,321
     Investor Shares........................................      122,516       31,682        464,973
     Service Shares.........................................        3,172        6,308         14,620
  Transfer Agency (Note 3)
     Preferred Shares.......................................           --          433            433
     Universal Shares.......................................        8,520      107,620         36,400
     Institutional Shares...................................       98,371    1,082,816      1,514,274
     Investor Shares........................................      508,996      135,280      1,881,717
     Service Shares.........................................       11,324       19,243         36,903
  Shareholder services (Note 3)
     Institutional Shares...................................       89,375    1,062,421      1,489,283
     Investor Shares........................................      490,064      126,729      1,859,893
     Service Shares.........................................        7,930       15,770         36,550
  Distribution (Note 3)
     Investor Shares........................................      612,580      158,411      2,324,866
     Service Shares.........................................       23,791       47,310        109,649
  Professional services.....................................        3,404        7,336         15,259
  Trustees..................................................        7,097       18,808         42,499
  Compliance................................................       11,186       15,428         17,696
  Reporting.................................................        1,362        3,737         11,400
  Miscellaneous.............................................       11,960       26,805         66,102
                                                              -----------   -----------   -----------
Total Expenses..............................................    2,034,670    3,225,657     10,321,760
  Expenses reimbursed and fees waived (Note 4)..............      (89,828)     (56,585)       (41,543)
                                                              -----------   -----------   -----------
Net Expenses................................................    1,944,842    3,169,072     10,280,217
                                                              -----------   -----------   -----------
Net Investment Income.......................................   13,283,122   38,515,705     85,790,711
Net Realized Gain on Investments Allocated from Portfolios
  (Note 2)..................................................       17,917       44,029          8,553
                                                              -----------   -----------   -----------
Net Increase in Net Assets from Operations..................  $13,301,039   $38,559,734   $85,799,264
                                                              ===========   ===========   ===========


See Notes to Financial Statements.
 4

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS  OF CHANGES IN NET ASSETS
 For the Years Ended August 31, 2000 and 2001

                                                                           TREASURY         GOVERNMENT
                                                                             CASH              CASH              CASH
                                                                             FUND              FUND              FUND
                                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 1999.........................................  $   287,758,076   $  732,787,465    $   937,534,839
-----------------------------                                           ---------------   ---------------   ---------------
Operations
  Net investment income...............................................       15,653,928       44,078,873         89,250,423
  Net realized gain (loss) on investments allocated from Portfolios...              194            2,735             (5,573)
                                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............................       15,654,122       44,081,608         89,244,850
                                                                        ---------------   ---------------   ---------------
Distributions to Shareholders from
  Net investment income -- Universal Shares...........................         (339,053)     (13,952,557)        (4,465,977)
  Net investment income -- Institutional Shares.......................       (2,266,106)     (29,512,239)       (51,589,852)
  Net investment income -- Investor Shares............................      (13,048,767)        (614,077)       (33,194,594)
                                                                        ---------------   ---------------   ---------------
Total Distributions to Shareholders...................................      (15,653,926)     (44,078,873)       (89,250,423)
                                                                        ---------------   ---------------   ---------------
Capital Share Transactions (at $1.00 per share)
  Sale of shares -- Universal Shares..................................      940,765,898    5,120,325,506      1,785,175,725
  Sale of shares -- Institutional Shares..............................      750,398,342    4,040,262,664      4,664,700,821
  Sale of shares -- Investor Shares...................................    1,826,331,425       82,825,736      2,503,871,391
  Reinvestment of distributions -- Universal Shares...................          339,053        9,133,703          3,847,672
  Reinvestment of distributions -- Institutional Shares...............          875,322       23,172,643         47,241,273
  Reinvestment of distributions -- Investor Shares....................       13,049,576          614,077         33,192,507
  Redemption of shares -- Universal Shares............................     (935,129,054)  (5,181,311,673)    (1,817,278,026)
  Redemption of shares -- Institutional Shares........................     (775,928,356)  (4,118,258,360)    (4,417,744,073)
  Redemption of shares -- Investor Shares.............................   (1,757,699,734)     (47,348,443)    (1,812,291,192)
                                                                        ---------------   ---------------   ---------------
Net Increase/(Decrease) from Capital Transactions.....................       63,002,472      (70,584,147)       990,716,098
                                                                        ---------------   ---------------   ---------------
Net Increase/(Decrease) in Net Assets.................................       63,002,668      (70,581,412)       990,710,525
                                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2000 (including line (A))....................      350,760,744      662,206,053      1,928,245,364
--------------------------------------------------                      ---------------   ---------------   ---------------
Operations
  Net investment income...............................................       13,283,122       38,515,705         85,790,711
  Net realized gain on investments allocated from Portfolios..........           17,917           44,029              8,553
                                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............................       13,301,039       38,559,734         85,799,264
                                                                        ---------------   ---------------   ---------------
Distributions to Shareholders from
  Net investment income -- Preferred Shares...........................               --              (19)               (19)
  Net investment income -- Universal Shares...........................          (84,432)      (9,991,423)        (3,070,003)
  Net investment income -- Institutional Shares.......................       (2,053,254)     (25,566,194)       (37,945,445)
  Net investment income -- Investor Shares............................      (11,132,873)      (2,874,352)       (44,653,866)
  Net investment income -- Service Shares.............................          (79,430)        (205,452)          (521,664)
                                                                        ---------------   ---------------   ---------------
Total Distributions to Shareholders...................................      (13,349,989)     (38,637,440)       (86,190,997)
                                                                        ---------------   ---------------   ---------------
Capital Share Transactions (at $1.00 per share)
  Sale of shares -- Preferred Shares..................................               --             7500               7500
  Sale of shares -- Universal Shares..................................      230,840,000    3,025,182,603        705,774,617
  Sale of shares -- Institutional Shares..............................      265,221,260    5,661,513,584      2,898,624,164
  Sale of shares -- Investor Shares...................................    1,436,620,511      373,439,863      1,932,330,232
  Sale of shares -- Service Shares....................................       38,716,441       70,503,361        134,407,729
  Reinvestment of distributions -- Preferred Shares...................               --               16                 17
  Reinvestment of distributions -- Universal Shares...................           84,405        6,543,772          3,027,935
  Reinvestment of distributions -- Institutional Shares...............        1,121,858       21,345,113         32,347,656
  Reinvestment of distributions -- Investor Shares....................       11,080,626        2,858,754         44,462,061
  Reinvestment of distributions -- Service Shares.....................           77,973          204,300            517,700
  Redemption of shares -- Preferred Shares............................               --               --                 --
  Redemption of shares -- Universal Shares............................     (236,797,835)  (3,092,884,338)      (742,007,036)
  Redemption of shares -- Institutional Shares........................     (246,259,344)  (5,884,924,709)    (3,057,830,313)
  Redemption of shares -- Investor Shares.............................   (1,528,828,986)    (350,833,857)    (2,179,660,629)
  Redemption of shares -- Service Shares..............................      (29,646,601)     (64,802,697)      (114,460,938)
                                                                        ---------------   ---------------   ---------------
Net Decrease from Capital Transactions................................      (57,769,692)    (231,846,735)      (342,459,305)
                                                                        ---------------   ---------------   ---------------
Net Decrease in Net Assets............................................      (57,818,642)    (231,924,441)      (342,851,038)
                                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2001 (including line (B))....................  $   292,942,102   $  430,281,612    $ 1,585,394,326
--------------------------------------------------                      ===============   ===============   ===============
(A) Undistributed (distributions in excess of) net investment income,
    August 31, 2000...................................................  $        12,850   $      (34,950)   $            --
(B) Distributions in excess of net investment income, August 31, 2001.  $       (54,017)  $     (156,685)   $      (400,286)


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                  SELECTED DATA FOR A SINGLE SHARE
                         ---------------------------------------------------
                         Beginning                                                         Net
                            Net                                                         Assets at
                           Asset                  Distributions     Ending                End of
                           Value        Net         from Net      Net Asset               Period
                            Per      Investment    Investment     Value Per    Total      (000's
Year Ended August 31,      Share       Income        Income         Share      Return    Omitted)
--------------------------------------------------------------------------------------------------
TREASURY CASH FUND

 Universal Shares
--------------------------------------------------------------------------------------------------
 2001                      $1.00       $0.05         $(0.05)        $1.00       5.24%    $    102
 2000(c)                    1.00        0.04          (0.04)         1.00       4.02%       5,976

 Institutional Shares
--------------------------------------------------------------------------------------------------
 2001                       1.00        0.05          (0.05)         1.00       4.92%      50,554
 2000                       1.00        0.05          (0.05)         1.00       5.47%      30,480
 1999                       1.00        0.04          (0.04)         1.00       4.50%      55,134
 1998                       1.00        0.05          (0.05)         1.00       5.11%      91,122
 1997                       1.00        0.05          (0.05)         1.00       4.98%      40,830

 Investor Shares
--------------------------------------------------------------------------------------------------
 2001                       1.00        0.04          (0.04)         1.00       4.52%     233,138
 2000                       1.00        0.05          (0.05)         1.00       5.06%     314,305
 1999                       1.00        0.04          (0.04)         1.00       4.10%     232,624
 1998                       1.00        0.05          (0.05)         1.00       4.72%      57,957
 1997                       1.00        0.05          (0.05)         1.00       4.58%      30,118

 Service Shares
--------------------------------------------------------------------------------------------------
 2001(c)                    1.00        0.02          (0.02)         1.00       1.93%       9,147

GOVERNMENT CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------------------------
 2001(c)                    1.00          --(d)          --(d)       1.00       0.22%           8

 Universal Shares
--------------------------------------------------------------------------------------------------
 2001                       1.00        0.05          (0.05)         1.00       5.34%     164,500
 2000                       1.00        0.06          (0.06)         1.00       5.94%     225,697
 1999                       1.00        0.05          (0.05)         1.00       5.00%     277,549
 1998                       1.00        0.05          (0.05)         1.00       5.63%     253,644
 1997                       1.00        0.05          (0.05)         1.00       5.49%     230,410

 Institutional Shares
--------------------------------------------------------------------------------------------------
 2001                       1.00        0.05          (0.05)         1.00       4.95%     198,324
 2000                       1.00        0.05          (0.05)         1.00       5.54%     400,418
 1999                       1.00        0.05          (0.05)         1.00       4.59%     455,239
 1998                       1.00        0.05          (0.05)         1.00       5.22%     443,618
 1997                       1.00        0.05          (0.05)         1.00       5.06%     245,157

 Investor Shares
--------------------------------------------------------------------------------------------------
 2001                       1.00        0.05          (0.05)         1.00       4.68%      61,546
 2000(c)                    1.00        0.04          (0.04)         1.00       3.68%      36,091

 Service Shares
--------------------------------------------------------------------------------------------------
 2001(c)                    1.00        0.03          (0.03)         1.00       3.17%       5,904

                            RATIOS/SUPPLEMENTAL DATA
                         -----------------------------------
                                    Ratios to
                              Average Net Assets(a)
                         -----------------------------------
                                       Net
                           Net      Investment      Gross
Year Ended August 31,    Expenses     Income     Expenses(b)
TREASURY CASH FUND
 Universal Shares
--------------------------------------------------------------------------------
 2001                      0.20%       6.22%         0.92%
 2000(c)                   0.20%       5.86%         0.38%
 Institutional Shares
--------------------------------------------------------------------------------
 2001                      0.45%       4.57%         0.61%
 2000                      0.45%       5.30%         0.62%
 1999                      0.45%       4.43%         0.62%
 1998                      0.45%       5.00%         0.67%
 1997                      0.45%       4.89%         0.66%
 Investor Shares
--------------------------------------------------------------------------------
 2001                      0.84%       4.52%         0.84%
 2000                      0.84%       5.01%         0.85%
 1999                      0.83%       4.02%         0.89%
 1998                      0.82%       4.62%         0.91%
 1997                      0.83%       4.55%         0.97%
 Service Shares
--------------------------------------------------------------------------------
 2001(c)                   1.70%       3.76%         2.67%

GOVERNMENT CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------
 2001(c)                   0.12%       3.64%        97.77%
 Universal Shares
--------------------------------------------------------------------------------
 2001                      0.20%       5.29%         0.23%
 2000                      0.20%       5.73%         0.24%
 1999                      0.18%       4.88%         0.25%
 1998                      0.18%       5.48%         0.26%
 1997                      0.17%       5.35%         0.26%
 Institutional Shares
--------------------------------------------------------------------------------
 2001                      0.57%       4.80%         0.58%
 2000                      0.57%       5.41%         0.58%
 1999                      0.57%       4.50%         0.59%
 1998                      0.57%       5.09%         0.58%
 1997                      0.57%       4.95%         0.57%
 Investor Shares
--------------------------------------------------------------------------------
 2001                      0.84%       4.51%         0.84%
 2000(c)                   0.85%       5.70%         0.97%
 Service Shares
--------------------------------------------------------------------------------
 2001(c)                   1.61%       3.24%         1.61%


See Notes to Financial Statements.
 6

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                  SELECTED DATA FOR A SINGLE SHARE
                         ---------------------------------------------------
                         Beginning                                                         Net
                            Net                                                         Assets at
                           Asset                  Distributions     Ending                End of
                           Value        Net         from Net      Net Asset               Period
                            Per      Investment    Investment     Value Per    Total      (000's
Year Ended August 31,      Share       Income        Income         Share      Return    Omitted)
--------------------------------------------------------------------------------------------------
CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------------------------
 2001(c)                   $1.00       $  --(d)      $   --(d)      $1.00       0.22%    $      8

 Universal Shares
--------------------------------------------------------------------------------------------------
 2001                       1.00        0.05          (0.05)         1.00       5.49%      37,236
 2000                       1.00        0.06          (0.06)         1.00       6.04%      70,451
 1999                       1.00        0.05          (0.05)         1.00       5.09%      98,705
 1998                       1.00        0.06          (0.06)         1.00       5.65%      91,671
 1997                       1.00        0.05          (0.05)         1.00       5.43%      18,453

 Institutional Shares
--------------------------------------------------------------------------------------------------
 2001                       1.00        0.05          (0.05)         1.00       5.11%     736,555
 2000                       1.00        0.06          (0.06)         1.00       5.65%     863,603
 1999                       1.00        0.05          (0.05)         1.00       4.68%     569,409
 1998                       1.00        0.05          (0.05)         1.00       5.24%     299,220
 1997                       1.00        0.05          (0.05)         1.00       5.07%     152,041

 Investor Shares
--------------------------------------------------------------------------------------------------
 2001                       1.00        0.05          (0.05)         1.00       4.85%     791,138
 2000                       1.00        0.05          (0.05)         1.00       5.38%     994,191
 1999                       1.00        0.04          (0.04)         1.00       4.41%     269,421
 1998                       1.00        0.05          (0.05)         1.00       4.97%     181,754
 1997                       1.00        0.05          (0.05)         1.00       4.81%      76,480

 Service Shares
--------------------------------------------------------------------------------------------------
 2001(c)                    1.00        0.04          (0.04)         1.00       3.98%      20,461

                            RATIOS/SUPPLEMENTAL DATA
                         -----------------------------------
                                    Ratios to
                              Average Net Assets(a)
                         -----------------------------------
                                       Net
                           Net      Investment      Gross
Year Ended August 31,    Expenses     Income     Expenses(b)
--------------------------------------------------------------------------------
CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------
 2001(c)                   0.12%       3.76%        91.14%

 Universal Shares
--------------------------------------------------------------------------------
 2001                      0.20%       5.68%         0.24%
 2000                      0.20%       5.84%         0.23%
 1999                      0.18%       4.99%         0.25%
 1998                      0.18%       5.48%         0.29%
 1997                      0.23%       5.32%         0.47%
 Institutional Shares
--------------------------------------------------------------------------------
 2001                      0.57%       5.07%         0.57%
 2000                      0.58%       5.55%         0.58%
 1999                      0.57%       4.56%         0.60%
 1998                      0.57%       5.11%         0.61%
 1997                      0.57%       4.97%         0.60%
 Investor Shares
--------------------------------------------------------------------------------
 2001                      0.82%       4.78%         0.82%
 2000                      0.83%       5.40%         0.85%
 1999                      0.83%       4.30%         0.85%
 1998                      0.83%       4.86%         0.86%
 1997                      0.83%       4.72%         0.85%
 Service Shares
--------------------------------------------------------------------------------
 2001(c)                   1.54%       3.60%         1.54%

(a) All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) See Note 1 for dates of commencement of operations.
(d) Less than $0.01 per share.


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 August 31, 2001

NOTE 1.  SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was organized as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue five classes of shares: Preferred Shares, Universal Shares, Institutional Shares, Investor Shares and Service Shares. The Trust commenced the offering of each class of shares as follows:

Treasury Cash Fund (Universal Shares)                    December 30,1999
Treasury Cash Fund (Institutional Shares)                   July 12, 1993
Treasury Cash Fund (Investor Shares)                     October 25, 1995
Treasury Cash Fund (Service Shares)                       January 5, 2001
Government Cash Fund (Preferred Shares)                   August 10, 2001
Government Cash Fund (Universal Shares)                  October 29, 1992
Government Cash Fund (Institutional Shares)                 July 15, 1993
Government Cash Fund (Investor Shares)                   December 30,1999
Government Cash Fund (Service Shares)                    October 19, 2000
Cash Fund (Preferred Shares)                              August 10, 2001
Cash Fund (Universal Shares)                             December 1, 1992
Cash Fund (Institutional Shares)                            July 15, 1993
Cash Fund (Investor Shares)                                 June 16, 1995
Cash Fund (Service Shares)                              September 7, 2000

MASTER-FEEDER ARRANGEMENT Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each Portfolio directly acquires securities and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of August 31, 2001, the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 61.5%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 80.6%; and the percentage of Cash Portfolio owned by Cash Fund was 93.4%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES Each Fund records daily its pro rata share of the corresponding Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 August 31, 2001

CLASS SPECIFIC EXPENSES Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Board. Institutional Shares, Investor Shares and Service Shares incur shareholder servicing fees and Investor Shares and Service Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 2001 certain Funds had capital loss carryovers available to offset future capital gains as follows: Cash Fund -- $4,788 expiring in 2004, $10,851 expiring in 2005 and $540 expiring in 2008.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from the Portfolios based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. For the year ended August 31, 2001 the Funds did not directly incur investment advisory fees.

ADMINISTRATOR The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% (0.10% for Service Shares) of the average daily net assets of each share class.

TRANSFER AGENT The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares, Investor Shares and Service Shares of each Fund, and 0.05% of the average daily net assets of Universal Shares of each Fund. All share classes, including Preferred Shares, also pay certain account fees and out-of-pocket expenses. In addition, FSS is paid a annual fee of $12,000 per Fund plus $6,000 per class of shares for each class above one.

SHAREHOLDER SERVICE AGENT The Trust has adopted a shareholder servicing plan with respect to Institutional Shares, Investor Shares and Service Shares under which the Trust pays FAdS a shareholder servicing fee at the annual rates of 0.20%, 0.20% and 0.25%, respectively, of the average daily net assets attributable to Institutional Shares, Investor Shares and Service Shares of each Fund. FAdS may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold Institutional Shares, Investor Shares or Service Shares.

DISTRIBUTOR Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted Distribution Plans pursuant to Rule 12b-1 under the Act under which the Trust pays FFS a distribution fee at an annual rate of 0.25% for Investor Shares and 0.75% for Service Shares of the average daily net assets of each Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 August 31, 2001

Shares or Service Shares. The plans obligate the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

NOTE 4.  WAIVER OF FEES / REIMBURSEMENT OF EXPENSES

FAdS and FSS voluntarily waived a portion of their fees for the period ended August 31, 2001 as follows: Transfer Agent fee: Treasury Cash Fund -- $8,520, Government Cash Fund -- $48,459 and Cash Fund -- $19,743. Shareholder servicing fee: Treasury Cash Fund -- $79,967, Government Cash Fund -- $8,126 and Cash Fund -- $21,800. Administration fee: Treasury Cash -- $679. FAdS also reimbursed the Funds for certain expenses for the period ended August 31, 2001 as follows:
Treasury Cash Fund -- $662.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Interestholders
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio, each a series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio as of August 31, 2001, the results of their operations, the changes in their net assets, and financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                              /s/ KPMG LLP

Boston, Massachusetts
October 5, 2001

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- TREASURY CASH PORTFOLIO
 August 31, 2001

    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------
U.S. TREASURY BILLS (A) (83.7%)
$200,000,000   3.54%, 9/6/01....................  $199,903,404
  50,000,000   3.52%, 9/20/01...................    49,908,694
 150,000,000   3.62%, 10/11/01..................   149,409,444
                                                  ------------
                       Total U.S. Treasury Bills   399,221,542
                                                  ------------
REPURCHASE AGREEMENTS (16.3%)
  57,540,000   Deutsche Bank,  3.64%,  9/4/01,
               to be repurchased at $57,563,272,
               collateralized by various U.S.
               Treasury Obligations.............    57,540,000
     280,000   Deutsche Bank, 3.67%, 9/4/01, to
               be repurchased at $280,113;
               collateralized by various U.S.
               Treasury Obligations.............       280,000
  20,000,000   Salomon Smith Barney, 3.60%,
               9/4/01, to be repurchased at;
               $20,008,000; collateralized by
               various U.S. Treasury
               Obligations......................    20,000,000
                                                  ------------
                     Total Repurchase Agreements    77,820,000
                                                  ------------
    Total Investments at Amortized Cost (100.0%)  $477,041,542
        Other Assets and Liabilities, Net (0.0%)       (31,873)
                                                  ------------
                             NET ASSETS (100.0%)  $477,009,669
                                                  ============

(A)  Annualized yields at time of purchase.


See Notes to Financial Statements.
 12

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- GOVERNMENT CASH PORTFOLIO
 August 31, 2001

    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------
U.S. GOVERNMENT SECURITIES (78.7%)
FEDERAL HOME LOAN BANK (1.9%)
$ 10,000,000   4.38%, 4/9/02....................  $ 10,006,067
                                                  ------------

FEDERAL HOME LOAN BANK -- DISCOUNT NOTES (A) (27.9%)
 150,000,000   3.90%, 11/7/01...................   148,993,334
                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (33.2%)
 100,000,000   3.71%, 10/4/01...................    99,697,500
  57,500,000   3.62%, 12/13/01..................    56,939,375
  21,158,000   3.72%, 2/22/02...................    20,796,198
                                                  ------------
     Total Federal National Mortgage Association   177,433,073
                                                  ------------

SMALL BUSINESS ADMINISTRATION (B) (15.7%)
     114,621   Pool #500545, 6.63%, 3/25/03.....       114,621
     385,839   Pool #501077, 5.25%, 11/25/14....       385,839
     998,178   Pool #501308, 5.25%, 10/25/15....       998,178
   1,415,305   Pool #501543, 5.13%, 7/25/16.....     1,415,510
     229,278   Pool #501628, 6.63%, 9/25/04.....       229,278
     503,066   Pool #501690, 4.88%, 12/25/16....       503,066
     460,876   Pool #501898, 5.00%, 7/25/17.....       460,876
   2,832,411   Pool #502150, 4.75%, 2/25/18.....     2,855,025
     154,512   Pool #502161, 4.75%, 2/25/18.....       154,512
   1,274,780   Pool #502208, 4.75%, 2/25/18.....     1,282,611
     160,864   Pool #502306, 4.75%, 2/25/18.....       160,864
     235,876   Pool #502613, 4.75%, 4/25/19.....       235,876
     452,350   Pool #503058, 4.63%, 7/25/15.....       452,350
     905,239   Pool #503082, 4.63%, 9/25/20.....       905,239
     696,772   Pool #503120, 4.63%, 10/25/20....       696,772
     301,472   Pool #503121, 4.63%, 9/25/15.....       301,472
   4,485,340   Pool #503152, 4.38%, 11/25/20....     4,485,340
     580,353   Pool #503232, 4.38%, 12/25/15....       580,353
     493,145   Pool #503278, 4.38%, 2/25/21.....       493,170
   1,950,116   Pool #503431, 4.50%, 7/25/21.....     1,951,037
   1,409,152   Pool #503461, 4.50%, 9/25/21.....     1,409,632
     557,986   Pool #503472, 4.50%, 8/25/21.....       558,104
     499,681   Pool #503553, 5.88%, 11/25/21....       498,692
   4,602,143   Pool #503614, 5.63%, 1/25/22.....     4,602,143
   1,766,256   Pool #503671, 4.38%, 3/25/22.....     1,766,256
     928,802   Pool #503754, 4.38%, 5/25/22.....       928,802
     430,151   Pool #503780, 4.38%, 3/25/22.....       430,667
   2,466,439   Pool #503882, 4.25%, 9/25/22.....     2,464,227

    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------
SMALL BUSINESS ADMINISTRATION
$    878,068   Pool #503892, 4.38%, 7/25/22.....  $    878,898
   3,257,304   Pool #503909, 6.00%, 10/25/22....     3,255,722
   1,785,937   Pool #504015, 6.00%, 1/25/23.....     1,785,566
   1,743,886   Pool #504062, 4.25%, 2/25/23.....     1,743,886
   3,264,528   Pool #504074, 4.25%, 2/25/23.....     3,264,528
     816,994   Pool #504203, 4.38%, 7/25/13.....       818,527
   1,439,893   Pool #504269, 4.38%, 5/25/15.....     1,442,551
   1,047,315   Pool #504345, 4.38%, 5/25/18.....     1,047,315
   4,001,854   Pool #504366, 5.63%, 2/25/24.....     3,998,851
   9,820,603   Pool #504719, 4.38%, 7/25/24.....     9,820,603
   5,032,795   Pool #504727, 4.38%, 9/25/24.....     5,032,795
   7,340,700   Pool #504765, 7.13%, 10/25/09....     7,322,348
   6,911,635   Pool #504769, 4.38%, 10/25/24....     6,911,635
   2,841,392   Pool #505204, 7.25%, 9/25/25.....     2,840,714
   2,674,612   Pool #505205, 7.31%, 9/25/07.....     2,674,058
                                                  ------------
             Total Small Business Administration    84,158,509
                                                  ------------
                Total U.S. Government Securities   420,590,983
                                                  ------------

REPURCHASE AGREEMENTS (20.7%)
  15,623,000   Deutsche Bank Securities., 3.67%,
               9/4/01, to be repurchased at
               $15,629,371; collateralized by
               various U.S. Government Agency
               Securities.......................    15,623,000
  95,000,000   Salomon Smith Barney, 3.65%,
               9/4/01, to be repurchased at
               $95,038,528; collateralized by
               various U.S. Government Agency
               Securities.......................    95,000,000
                                                  ------------
                     Total Repurchase Agreements   110,623,000
                                                  ------------
     Total Investments at Amortized Cost (99.4%)  $531,213,983
        Other Assets and Liabilities, Net (0.6%)     3,403,972
                                                  ------------
                             NET ASSETS (100.0%)  $534,617,955
                                                  ============

(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to the next readjustment. The interest rates shown reflect the rate in effect on August 31, 2001.


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS -- CASH PORTFOLIO
 August 31, 2001

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                 VALUE
------------   --------------------------------  --------------
U.S. GOVERNMENT SECURITIES (7.6%)
U.S. TREASURY BILLS (A)( 5.9%)
$100,000,000   3.53%, 9/27/01..................  $   99,778,306
                                                 --------------
SMALL BUSINESS ADMINISTRATION (B) (1.7%)
     142,116   Pool #500536, 5.75%, 5/25/13....         142,510
     155,914   Pool #500730, 6.63%, 2/25/04....         155,915
     465,446   Pool #501733, 4.75%, 2/25/17....         468,955
     633,707   Pool #501989, 4.88%, 10/25/12...         634,514
      87,795   Pool #502914, 4.75%, 3/25/15....          87,796
   1,205,888   Pool #503121, 4.63%, 9/25/15....       1,205,888
   1,356,347   Pool #503429, 4.50%, 6/25/16....       1,356,347
     352,288   Pool #503461, 4.50%, 9/25/21....         352,418
   1,840,904   Pool #503553, 4.38%, 11/25/21...       1,836,724
   1,393,202   Pool #503754, 4.38%, 5/25/22....       1,393,202
   2,357,024   Pool #503882, 6.00%, 9/25/22....       2,354,902
   2,813,244   Pool #503912, 6.00%, 10/25/22...       2,811,802
   3,411,882   Pool #504015, 6.00%, 1/25/23....       3,411,074
  12,608,813   Pool #504366, 5.13%, 2/25/24....      12,599,302
                                                 --------------
            Total Small Business Administration      28,811,349
                                                 --------------
               Total U.S. Government Securities     128,589,655
                                                 --------------
COMMERCIAL PAPER (A) (54.8%)
  75,000,000   American Express Credit Corp.,
               3.84%, 1/7/02...................      74,000,000
  75,000,000   BCI Funding Corp., 3.65%,
               10/9/01.........................      74,733,854
  50,000,000   Bellsouth Corp., 3.65%, 9/21/01.      49,913,819
  75,000,000   Deutsche Bank Financial, Inc.,
               3.40%, 11/20/01.................      74,454,584
  25,000,000   Enterprise Funding Corp., 3.65%,
               9/21/01.........................      24,903,681
  75,000,000   Forrestal Funding, Inc., 3.56%,
               10/11/01 (C)....................      74,730,209
  60,000,000   General Electric Capital Corp.,
               3.83%, 10/9/01..................      59,776,583
  10,000,000   General Electric Capital Corp.,
               3.58%, 2/14/01..................       9,837,906
  60,000,000   Goldman Sachs & Co., 4.07%,
               10/22/01........................      59,674,400
  15,000,000   Goldman Sachs & Co., 3.75%,
               2/15/02.........................      14,743,750
  50,000,000   International Lease Finance Corp.,
               3.49%, 11/8/01..................      49,684,931
  55,000,000   Lloyds TSB Group plc, 3.32%,
               2/26/2002.......................      54,112,362
  75,000,000   Prudential Funding Corp., 3.66%,
               10/9/01.........................      74,733,125
  70,000,000   Societe Generale, Inc., 4.81%,
               10/29/01........................      69,485,598
  22,000,000   Transamerica Financial Corp.,
               3.50%, 11/7/01..................      21,863,112
  35,000,000   UBS Finance, (Delaware), 3.55%
               1/17/02.........................      34,534,064
  20,000,000   UBS Finance, Inc., 3.52%,
               10/25/01........................      19,900,267
  25,000,000   UBS Finance, Inc., 3.53%,
               1/25/02.........................      24,649,453

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                 VALUE
------------   --------------------------------  --------------
COMMERCIAL PAPER (A)
$ 40,000,000   Wells Fargo Financial, Inc., 3.34%
               2/26/02.........................  $   39,350,556
  25,000,000   Windmill Funding Corp., 3.49%,
               12/7/01.........................      24,772,181
                                                 --------------
                         Total Commercial Paper     929,854,435
                                                 --------------
CORPORATE NOTES (B) (17.6%)
  75,000,000   Associates Corp., 3.88%, 1/3/02
               (C).............................      75,014,109
  50,000,000   Bear, Stearns & Co., Inc., 3.61%,
               7/31/02.........................      50,000,000
  70,000,000   CIT Group Holdings, Inc., 3.68%,
               4/24/02.........................      69,977,366
  50,000,000   Harris Trust & Savings, 4.41%,
               4/9/02..........................      49,997,027
  25,000,000   Merrill Lynch & Co., 3.64%,
               2/20/02.........................      25,000,000
  30,000,000   Unilever Capital Corp., 3.97%,
               9/7/01 (C)......................      30,000,000
                                                 --------------
                          Total Corporate Notes     299,988,502
                                                 --------------

REPURCHASE AGREEMENTS (19.9%)
 138,850,000   Deutsche Bank, 3.64%,  9/4/01,
               to be repurchased at $138,906,157;
               collateralized by various U.S.
               Government Agency Securities....     138,850,000
   4,763,000   Deutsche Bank, 3.67%, 9/4/01, to
               be repurchased at $4,764,942;
               collateralized by various U.S.
               Government Agency Securities....       4,763,000
 150,000,000   Salomon Smith Barney, 3.54%,
               9/4/01, to be repurchased at
               $150,103,250; collateralized by
               various U.S. Government Agency
               Securities......................     150,000,000
  44,000,000   Salomon Smith Barney, 3.65%,
               9/4/01, to be repurchased at
               $44,017,844; collateralized by
               various U.S. Government Agency
               Securities......................      44,000,000
                                                 --------------
                    Total Repurchase Agreements     337,613,000
                                                 --------------
    Total Investments at Amortized Cost (99.9%)  $1,696,045,592
       Other Assets and Liabilities, Net (0.1%)       2,283,101
                                                 --------------
                            NET ASSETS (100.0%)  $1,698,328,693
                                                 ==============

(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to the next readjustment. The interest rates shown reflect the rate in effect on August 31, 2001.
(C) Securities that may be resold to "qualified institutional buyers" under Rule 144A or that are offered pursuant to Section 4(2) of the Securities
     Act of 1933.


See Notes to Financial Statements.
 14

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- PORTFOLIOS
 August 31, 2001

                                                              TREASURY      GOVERNMENT
                                                                CASH           CASH            CASH
                                                             PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                            ------------   ------------   --------------
Assets
  Investments (Note 2)
     Securities at amortized cost.........................  $399,221,542  $420,590,983    $1,358,432,592
     Repurchase agreements at amortized cost (Note 2).....    77,820,000   110,623,000       337,613,000
                                                            ------------   ------------   --------------
  Total investments, at amortized cost....................   477,041,542   531,213,983     1,696,045,592
  Cash....................................................        20,092        11,343            25,114
  Interest and other receivables..........................         7,845     3,498,233         2,431,160
                                                            ------------   ------------   --------------
Total Assets..............................................   477,069,479   534,723,559     1,698,501,866
                                                            ------------   ------------   --------------
Liabilities
  Payable to Adviser (Note 3).............................        14,024        26,702            46,914
  Payable to Administrator (Note 3).......................        21,335        40,622            71,370
  Accrued expenses and other liabilities..................        24,451        38,280            54,889
                                                            ------------   ------------   --------------
Total Liabilities.........................................        59,810       105,604           173,173
                                                            ------------   ------------   --------------
Net Assets................................................  $477,009,669   $534,617,955   $1,698,328,693
                                                            ============   ============   ==============


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- PORTFOLIOS
 For the Year Ended August 31, 2001

                                                               TREASURY     GOVERNMENT
                                                                 CASH          CASH           CASH
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                              -----------   -----------   ------------
Investment Income
  Interest income...........................................  $24,494,674   $47,824,853   $103,646,406
                                                              -----------   -----------   ------------
Expenses
  Investment advisory (Note 3)..............................      154,049      290,991         606,795
  Administration (Note 3)...................................      234,753      443,479         924,827
  Custody (Note 3)..........................................       99,343      187,607         391,141
  Accounting (Note 3).......................................       49,500       49,500          49,500
  Professional services.....................................       14,164       17,882          32,250
  Trustees..................................................        3,686        6,784          14,894
  Miscellaneous.............................................       31,624        8,797          28,522
                                                              -----------   -----------   ------------
Total Expenses..............................................      587,119    1,005,040       2,047,929
                                                              -----------   -----------   ------------
Net Investment Income.......................................   23,907,555   46,819,813     101,598,477
Net Realized Gain on Investments Sold.......................       30,104       50,707           9,777
                                                              -----------   -----------   ------------
Net Increase in Net Assets from Operations..................  $23,937,659  $46,870,520    $101,608,254
                                                              ===========   ===========   ============


See Notes to Financial Statements.
 16

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS  OF CHANGES IN NET ASSETS --  PORTFOLIOS
 For the Years Ended August 31, 2000 and 2001

                                                           TREASURY         GOVERNMENT
                                                             CASH              CASH              CASH
                                                           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 1999.........................  $   393,141,328   $   783,462,416   $ 1,036,902,248
-----------------------------                           ---------------   ---------------   ---------------
Operations
  Net investment income...............................       24,228,997        51,008,386       103,430,327
  Net realized gain (loss) on investments sold........              194             3,028            (5,850)
                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............       24,229,191        51,011,414       103,424,477
                                                        ---------------   ---------------   ---------------
Transactions in Investors' Beneficial Interests
  Contributions.......................................    2,068,127,015     3,688,015,715     3,662,395,443
  Withdrawals.........................................   (2,018,050,353)   (3,765,861,505)   (2,773,841,225)
                                                        ---------------   ---------------   ---------------
Net Transactions in Investors' Beneficial Interests...       50,076,662       (77,845,790)      888,554,218
                                                        ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets.................       74,305,853       (26,834,376)      991,978,695
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2000.........................      467,447,181       756,628,040     2,028,880,943
-----------------------------                           ---------------   ---------------   ---------------
Operations
  Net investment income...............................       23,907,555        46,819,813       101,598,477
  Net realized gain on investments sold...............           30,104            50,707             9,777
                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............       23,937,659        46,870,520       101,608,254
                                                        ---------------   ---------------   ---------------
Transactions in Investors' Beneficial Interests
  Contributions.......................................    2,064,933,420     5,512,896,279     2,497,672,921
  Withdrawals.........................................   (2,079,308,591)   (5,781,776,884)   (2,929,833,425)
                                                        ---------------   ---------------   ---------------
Net Transactions in Investors' Beneficial Interests...      (14,375,171)     (268,880,605)     (432,160,504)
                                                        ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets.................        9,562,488      (222,010,085)     (330,552,250)
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2001.........................  $   477,009,669   $   534,617,955   $ 1,698,328,693
-----------------------------                           ===============   ===============   ===============


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
 August 31, 2001

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has four diversified investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio"). The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

FEDERAL TAXES The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio, based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

ADMINISTRATOR The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

PLACEMENT AGENT Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
 August 31, 2001

OTHER SERVICE PROVIDERS Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus additional charges. Forum Trust, LLC (the "Custodian") serves as the Trust's custodian and may employ subcustodians to provide custody of a Portfolio's domestic and foreign assets. For its services, the Custodian receives a fee at an annual rate of 0.025% for the first $1.5 billion of Total Portfolio Assets; 0.020% of the next $1 billion in Total Portfolio Assets; and 0.015% of the remaining Total Portfolio Assets. Each Fund also pays an annual maintenance fee as well as certain other transaction fees.

NOTE 4.  FINANCIAL HIGHLIGHTS

The ratio of net investment income and net expenses to average net assets are listed below. In the absence of applicable fee waivers, the ratio of expenses to average net assets for Treasury Cash Portfolio during 1998 and 1997 would have been 0.17% and 0.18%.

                                                              RATIOS TO AVERAGE NET ASSETS
                                                              -----------------------------
                                                                             NET
                                                                INVESTMENT         NET        TOTAL
YEAR ENDED AUGUST 31,                                             INCOME         EXPENSES     RETURN
------------------------------------------------------------  --------------   ------------   ------
Treasury Cash Portfolio
  2001......................................................      5.09%            0.13%       5.25%
  2000......................................................      5.69%            0.13%       5.80%
  1999......................................................      4.69%            0.14%       4.77%
  1998......................................................      5.34%            0.15%       5.50%
  1997......................................................      5.20%            0.15%       5.31%

Government Cash Portfolio
  2001......................................................      5.28%            0.11%       5.42%
  2000......................................................      5.85%            0.12%       6.01%
  1999......................................................      4.94%            0.12%       5.04%
  1998......................................................      5.52%            0.13%       5.70%
  1997......................................................      5.38%            0.14%       5.53%

Cash Portfolio
  2001......................................................      5.49%            0.11%       5.58%
  2000......................................................      6.03%            0.11%       6.12%
  1999......................................................      5.00%            0.12%       5.14%
  1998......................................................      5.55%            0.13%       5.75%
  1997......................................................      5.45%            0.15%       5.54%